State Street Corporation
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049


October 4, 2005


VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Services

Re:         Henderson Global Funds (the "Trust")
            (File Nos. 333-62270 and 811-10399)
            --------------------------------------------------------

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-named Trust on behalf of the Class R shares of the Henderson International Opportunities Fund, do not differ from those contained in Post-Effective Amendment No. 12 (the "Amendment") to the Trust's Registration Statement on Form N-1A (Amendment No. 14 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on September 29, 2005 (Accession # 0000891804-05-002970).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
----------------------
Francine S. Hayes
Vice President and Counsel


cc:      C. Yarbrough